Stock Warrants	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Stock Warrants
9.	STOCK WARRANTS
Warrant liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Public warrants	$3,924	$—
Private placement warrants	2,653	—
Redeemable convertible preferred stock warrant	—	806

Total warrant liabilities	$6,577	$806

The Company recognized $17.3 million gain and $0.5 million loss during the years ended December 31, 2021 and 2020, respectively, related to change in fair value of warrant liabilities. The gain (loss) is recorded under other expense, net in the consolidated statements of operations and comprehensive loss.
Public Warrants and Private Placement Warrants
 –
As of December 31, 2021, the Company has 9,343,750
public warrants and
6,316,667 private placement warrants outstanding.
The Company’s warrants have an exercise price of $11.50 per share, subject to adjustment, and will expire on October 15, 2026, five years after the completion of the Transactions, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.
Redemption of warrants when the price per share equals or exceeds $18.00.
The Company may redeem the outstanding warrants (except with respect to the private placement warrants):

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported sale price of our common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like).

The Company will not redeem the warrants as described above unless a registration statement under the Securities Act covering the common stock issuable upon exercise of the warrants is effective and a current prospectus relating to that common stock is available throughout the
30-day
redemption period. If and when the warrants become redeemable by the Company, it may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Except as set forth below, none of the private placement warrants will be redeemable by the Company so long as they are held by the Sponsor or its permitted transferees.
Redemption of warrants when the price per share equals or exceeds $10.00.
The Company may redeem the outstanding warrants (except as described herein with respect to the private placement warrants)
:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of our common stock;

•
if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like); and

•
if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), the private placement warrants must also concurrently be called for redemption on the same terms (except as described herein with respect to a holders’ ability to cashless exercise its warrants) as the outstanding warrants, as described above.

The “fair market value” of our common stock for the above purpose shall mean the volume-weighted average price of our common stock during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 shares of common stock per warrant (subject to adjustment).
Series B Redeemable Convertible Preferred Stock Warrants
 –
In connection with the TriplePoint Loan agreement, the Company issued a warrant to purchase 115,875 shares of its Series B redeemable convertible preferred stock at an exercise price of $6.90 per share. These warrants were originally set to expire on November 13, 2030. The warrants were classified as liabilities because they represent an obligation indexed to the repurchase of the Company’s own equity since the underlying shares are contingently redeemable. The fair value of the warrant at issuance date was determined utilizing a hybrid market approach (guideline public company method and implied method) for its option pricing methodology.
The warrant was recorded at its estimated fair value of $0.2 million at issuance date as a warrant liability. Changes in fair value were recorded to other income (expense) in the consolidated statements of operations. The Series B redeemable convertible preferred stock was converted into common stock as part of the Merger (See Note 3). Consequently, the related redeemable convertible preferred stock warrant was also converted to warrant to purchase common stock. As a result, the warrant liability was reclassified to additional paid-in
capital upon closing of the Merger and no further remeasurement is required on a go forward basis.

Balance at January 1, 2020	$337
Change in fair value	469

Balance at December 31, 2020	806
Change in fair value	(356)
Reclassification to equity	(450)

Balance at December 31, 2021	$—

Blue Torch Loan Warrants
 –
The Company issued warrants to Blue Torch and its affiliates to purchase up to 163,454 shares of the Company’s common stock, at an exercise price of $0.03 per share and a term of 10 years. The warrants became exercisable on the date of grant. These warrants were classified as equity. As of the issuance date, the warrants were recorded at their estimated fair value of $1.4 million as debt discount with an offset to additional paid-in
capital. In connection with the Merger, the Blue Torch Loan Warrants were exercised in full (See Note 3).